Annual Operating Expenses {- Fidelity Sustainability Bond Index Fund} - 08.31 Fidelity Sustainability Bond Index Fund PRO-06 - Fidelity Sustainability Bond Index Fund - Fidelity Sustainability Bond Index Fund
Oct. 29, 2022
Operating Expenses:
Management fee	0.10%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.10%